Schedule I - Condensed Financial Information of Dryships Inc. - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Year ending December 31,
2014	$ 1,743,904
2015	101,105
2016	1,399,293
2017	892,855
Total principal payments	5,728,049
Less: Financing fees and equity component of notes	(160,046)	(162,124)
Total debt	5,568,003	4,386,715
Dryships Inc.
Year ending December 31,
2014	874,406
Total principal payments	874,406
Less: Financing fees and equity component of notes	(53,586)
Total debt	$ 820,820